Stock-Based Compensation - Schedule of Fair Value of Options Granted (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2023
Schedule of Fair Value of Options Granted [Abstract]
Risk-free interest rate		3.93%
Illiquidity Discount		30.00%
Expected stock price volatility		62.30%
Dividend yield	0.00%